DEBT (Details 5)	Aug. 04, 2013 October 2012 Senior Notes	Feb. 03, 2013 October 2012 Senior Notes	Oct. 15, 2012 October 2012 Senior Notes	Aug. 04, 2013 February 2013 Senior Unsecured Notes	Feb. 03, 2013 February 2013 Senior Unsecured Notes	Feb. 01, 2013 February 2013 Senior Unsecured Notes
Unsecured Notes disclosures
Note issued, interest rate	11.50%	11.50%	11.50%	7.50%	7.50%	7.50%